Loans and asset quality - Loan Modifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, modifications, CARES Act	$ 404
Unpaid principal balance	92
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, modifications, CARES Act	$ 56
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding recorded investment post-modification		$ 6